Share-Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 7.4
Share based compensation not yet recognized for unvested shares vesting period	2 years 4 months 24 days
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares	$ 5.83
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation arrangement by share-based payment award, shares issued in period	1,602,500
Share-based Payment, Options, Performance Condition
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation arrangement by share-based payment award, options, forfeitures in period	107,500